INVESTMENTS - Acquisition of subsidiaries - Schedule of investees and their respective percentages of equity interest (Details 3)	12 Months Ended
	Dec. 31, 2022
Associates [member] | Companhia de Gás de Mato Grosso do Sul - Msgás [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	49.00%
Associates [member] | Companhia Potiguar de Gás - Potigas [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	83.00%
Associates [member] | CEG Rio S.A. [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	37.41%
Associates [member] | Gás de Alagoas S.A. (“Algás”) [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	29.44%
Associates [member] | Companhia de Gás do Ceará - Cegás [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	29.44%
Associates [member] | Companhia Paranaense de Gás - Compagás [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	24.50%
Associates [member] | Companhia Pernambucana de Gás - Copergás [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	41.50%
Associates [member] | Sergipe Gás S.A. - SERGÁS [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	41.50%
Associates [member] | Companhia de Gás de Santa Catarina - Scgás [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	41.00%
Commit acquisition [member] | Subsidiaries [member] | Gas Brasiliano [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Subsidiary	100.00%
Commit acquisition [member] | Associates [member] | Companhia de Gás de Mato Grosso do Sul - Msgás [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	49.00%
Commit acquisition [member] | Associates [member] | Companhia Potiguar de Gás - Potigas [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	83.00%	[1]
Commit acquisition [member] | Associates [member] | Companhia de Gás do Estado do Rio Grande do Sul (“Sulgás”) [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	49.00%	[2]
Commit acquisition [member] | Associates [member] | CEG Rio S.A. [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	37.41%
Commit acquisition [member] | Associates [member] | Gás de Alagoas S.A. (“Algás”) [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	41.50%
Commit acquisition [member] | Associates [member] | Companhia de Gás da Bahia (“Bahiagás”) [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	41.50%
Commit acquisition [member] | Associates [member] | Companhia de Gás do Ceará - Cegás [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	41.50%
Commit acquisition [member] | Associates [member] | Companhia Paranaense de Gás - Compagás [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	24.50%
Commit acquisition [member] | Associates [member] | Companhia Pernambucana de Gás - Copergás [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	41.50%
Commit acquisition [member] | Associates [member] | Companhia de Gás do Amapá (“Gasap”) [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	37.25%
Commit acquisition [member] | Associates [member] | Companhia de Gás do Piauí (“Gaspisa”) [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	37.25%
Commit acquisition [member] | Associates [member] | Companhia Paraibana de Gás (“PBGás”) [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	41.50%
Commit acquisition [member] | Associates [member] | Cia Rondoniense de Gás (“Rongás”) [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	41.50%
Commit acquisition [member] | Associates [member] | Sergipe Gás S.A. - SERGÁS [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	41.50%
Commit acquisition [member] | Associates [member] | Companhia de Gás de Santa Catarina - Scgás [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	41.00%
Commit acquisition [member] | Associates [member] | Companhia Brasiliense de Gás (“CEBGás”) [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	32.00%
Commit acquisition [member] | Associates [member] | Agência Goiana de Gás Canalizado S.A. (“GoiasGás”) [member]
Disclosure of detailed information about business combination [line items]
Equity interest, Associate	30.46%

[1]	The interest of 83% refers to the total shares (ordinary and preferred) even though the subsidiary does not control investee Potigás, as the State of Rio Grande do Norte owns 51% of the common shares with voting rights, while Commit holds 49%.
[2]	The subsidiary Compass Um Participações S.A. owns the remaining 51% of this entity.